Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Redeemable Convertible Preferred Stock
8.    Redeemable Convertible Preferred Stock
In March 2017, the Company executed a stock purchase agreement to sell 55,000,000 shares of redeemable convertible series A preferred stock (“Series A”). This agreement was subsequently amended in July 2017 to increase the authorized capital to 55,700,000 shares of Series A. The Series A stock purchase agreement was structured to close in three tranches, each contingent upon the achievement of certain specified milestones.
Pursuant to the initial closing of the Series A stock purchase agreement, the Company issued an aggregate of 18,700,000 shares of Series A convertible preferred stock for $1.00 per share, resulting in net proceeds of $14.0 million after deducting $4.7 million related to the settlement of the convertible notes and accrued interest that were previously outstanding. During the year-ended December 31, 2018, the Company issued 26,000,000 additional shares of Series A preferred stock at a price of $1.00 per share upon the achievement of specified development milestones in connection with the second tranche of the Series A stock purchase agreement. Total proceeds from this issuance was $26.0 million. In January 2019, the Company issued 11,000,000 additional shares of Series A preferred stock at a price of $1.00 per share upon the achievement of specified development milestones in connection with the third tranche of the Series A stock purchase agreement. Total proceeds from this issuance was $11.0 million. The aggregate issuance costs associated with the issuance of all three tranches of Series A preferred stock was less than $0.1 million.
In April 2020, the Company executed a stock purchase agreement to sell shares of redeemable convertible series B preferred stock (“Series B”). The Series B stock purchase agreement allows for the issuance of up to 45,372,051 shares. In April 2020, the Company issued 22,686,025 shares of Series B at a price of $1.32 per share. Proceeds from this issuance totaled $29.8 million, net of $0.2 million in issuance costs. In March 2021, the Company sold 22,686,025 additional shares of Series B redeemable convertible preferred stock at a price of $1.32 per share upon the achievement of specified development milestones in connection with the second tranche of the Series B stock purchase agreement. Proceeds from this issuance totaled $30.0 million. Total issuance costs associated with the second tranche of the Series B preferred stock was less than $0.1 million.
In August 2020, the Company executed a stock purchase agreement to sell shares of redeemable convertible series
B-1
preferred stock (“Series
B-1”).
The Series
B-1
stock purchase agreement allows for the issuance of up
to 27,152,255 shares. All 27,152,255 shares of Series
B-1
were issued at a price of $1.89 per share in August 2020. Proceeds from this issuance was $51.1 million, net of $0.1 million in issuance costs.
As of June 30, 2021 and December 31, 2020, redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

	June 30, 2021
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A	55,700,000	55,700,000	$55,700	$55,700	55,700,000
Series B	45,372,050	45,372,050	59,751	60,000	45,372,050
Series B-1	27,152,255	27,152,255	51,083	51,182	27,152,255

	128,224,305	128,224,305	$166,534	$136,882	128,224,305

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A	55,700,000	55,700,000	$55,700	$55,700	55,700,000
Series B	45,372,050	22,686,025	29,761	30,000	22,686,025
Series B-1	27,152,255	27,152,255	51,083	51,182	27,152,255

	128,224,305	105,538,280	$136,544	$136,882	105,538,280
The rights, preferences and privileges of the Company’s redeemable convertible preferred stock are as follows:
Par Value Per Share
The par value of all preferred stock is $0.001 per share.
Future Tranche Right Feature
The Company determined that the future tranche rights under the Series A and Series B preferred stock purchase agreements (the “future tranche rights”) did not meet the definition of freestanding financial instruments because, while separately exercisable, they were not legally detachable.
The future tranche rights were evaluated for any beneficial conversion features or embedded derivatives, including the conversion option, that could require bifurcation and receive separate accounting treatment. The Company determined that the embedded future tranche obligations did not require bifurcation for accounting purposes as they did not meet the definition of a derivative.
Voting Rights
The holders of the convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which each share of convertible preferred stock could be converted on the record date for the vote or consent of stockholders, except as otherwise required by law, and has voting rights and powers equal to the voting rights and powers of the holders of common stock voting as a single class.
Liquidation
In the event of any liquidation event, deemed liquidation event, dissolution or winding up of the Company, the holders of preferred stock then outstanding shall receive a distribution prior to any distribution to the common holders, an amount equal to the greater of a) original issue price per share plus any noncumulative dividends declared but unpaid, or b) the amount per share that would have been owed had all preferred shares been converted into Common Stock immediately prior to the liquidation event. In the event that assets are insufficient to pay the full amount, distribution will be on a pro rata basis. After payment of all preferential amounts required to be paid to the preferred stockholders, the remaining assets of the Company available for distribution to stockholders shall be distributed among the holders of common stock on a pro rata basis.
A deemed liquidation event is defined as either a merger or consolidation, or the sale, lease, transfer, exclusive license, or other disposition, in a single transaction or series of related transactions, of all or substantially all of the assets of the Company, unless the holders of a majority in voting power of the outstanding Preferred Stock elect otherwise by written notice sent to the Company at least ten days prior to the effective date of any such event.
Conversion
Each share of convertible preferred stock is convertible at the option of the holder into a specified number of shares of common stock based on a conversion ratio subject to adjustment under specified terms and conditions. The initial conversion price and conversion value of Series A convertible preferred stock is $1.00 per share. The initial conversion price and conversion value of Series B convertible preferred stock is $1.32 per share. The initial conversion price and conversion value of Series
B-1
convertible preferred stock is $1.89 per share. Certain terms exist to protect the conversion rights of the holders of the convertible preferred stock in the event of the issuance of additional shares of common stock or a merger or reorganization of the Company.
In the event of a firm commitment underwritten public offering of the Company’s common stock with aggregate proceeds of at least $60.0 million and the Company’s common stock is listed on Nasdaq, all shares of convertible preferred stock will automatically be converted into shares of common stock at the then effective conversion rate.
Redemption
On or after March 31, 2023, upon the vote or written consent of the holders of the Series A, Series B, and Series
B-1
preferred shares then outstanding, each preferred share shall be redeemed, to the extent permitted under law, for the price equal to the original issue price per share plus any noncumulative dividends declared but unpaid in three annual installments commencing no later than 60 days after receipt by the Company. Distributions shall be made out of sufficient funds legally available. Upon and after the date of redemption of preferred shares and payment in full by the Company for each redeemed preferred share, all rights of the holder of such shares, except the right to receive the redemption price without interest upon surrender of the certificates, would cease and terminate. All preferred shares acquired by the Company through redemption would be cancelled and eliminated from the pool of preferred shares authorized for the Company to issue.
The Company has a stock-based compensation plan under which stock options, restricted stock awards (“RSAs”), unrestricted stock awards, restricted stock units, or any combination of the forgoing may be granted to eligible employees, officers, directors, consultants, or other key persons who provide services to the Company. The Company recorded stock-based compensation expense in the following expense categories in its accompanying condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)
Research and development	$552	$230	$1,012	$449
General and administrative	644	177	1,134	366

Total	$1,196	$407	$2,146	$815

Stock Option Activity
The following table summarizes the stock option activity of the Company’s 2017 Plan for the six months ended June 30, 2021:

	Number of shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(in years)
Options outstanding as of December 31, 2020	11,952,362	$0.64	8.58	$6,625,511
Granted	8,625,312	$1.56
Exercised	(1,515,454)	$0.50
Cancelled	(158,924)	$1.22

Options outstanding as of June 30, 2021	18,903,296	$1.06	8.90	$44,555,609
Options exercisable as of June 30, 2021	3,864,800	$0.58	7.87	$10,973,189
As of June 30, 2021, total unrecognized compensation expense related to stock options was $13.7 million, which the Company expects to recognize over a remaining weighted-average period of 3.1 years.
Restricted Stock Awards
During the six months ended June 30, 2021, 739,618 RSAs vested. Stock-based compensation expense attributable to RSAs during the six months ended June 30, 2021 totaled $0.3 million.

9. Redeemable Convertible Preferred Stock
In March 2017, the Company executed a stock purchase agreement to sell 55,000,000 shares of redeemable convertible series A preferred stock (“Series A”). This agreement was subsequently amended in July 2017 to increase the authorized capital to 55,700,000 shares of Series A. The Series A stock purchase agreement was structured to close in three tranches, each contingent upon the achievement of certain specified milestones.
Pursuant to the initial closing of the Series A stock purchase agreement, the Company issued an aggregate of 18,700,000 shares of Series A convertible preferred stock for $1.00 per share, resulting in net proceeds of $14.0 million after deducting $4.7 million related to the settlement of the convertible notes and accrued interest that were previously outstanding. During the year-ended December 31, 2018, the Company issued 26,000,000 additional shares of Series A preferred stock at a price of $1.00 per share upon the achievement of specified development milestones in connection with the second tranche of the Series A stock purchase agreement. Total proceeds from this issuance was $26.0 million. In January 2019, the Company issued 11,000,000 additional shares of Series A preferred stock at a price of $1.00 per share upon the achievement of specified development milestones in connection with the third tranche of the Series A stock purchase agreement. Total proceeds from this issuance was $11.0 million. The aggregate issuance costs associated with the issuance of all three tranches of Series A preferred stock was less than $0.1 million.
In April 2020, the Company executed a stock purchase agreement to sell shares of redeemable convertible series B preferred stock (“Series B”). The Series B stock purchase agreement allows for the issuance of up to 45,372,051 shares. In April 2020, the Company issued 22,686,025 shares of Series B at a price of $1.32 per share. Proceeds from this issuance totaled $29.8 million, net of $0.2 million in issuance costs. In March 2021, the Company sold 22,686,026 additional shares of Series B redeemable convertible preferred stock at a price of $1.32 per share upon the achievement of specified development milestones in connection with the second tranche of the Series B stock purchase agreement. Proceeds from this issuance totaled $30.0 million. Total issuance costs associated with the second tranche of the Series B preferred stock was less than $0.1 million.
In August 2020, the Company executed a stock purchase agreement to sell shares of redeemable convertible series
B-1
preferred stock (“Series
B-1”).
The Series
B-1
stock purchase agreement allows for the issuance of up to 27,152,255 shares. All 27,152,255 shares of Series
B-1
were issued at a price of $1.89 per share in August 2020. Proceeds from this issuance was $51.1 million, net of $0.1 million in issuance costs.
As of December 31, 2020 and 2019, redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A	55,700,000	55,700,000	$55,700	$55,700	55,700,000
Series B	45,372,050	22,686,025	29,761	30,000	22,686,025
Series B-1	27,152,255	27,152,255	51,083	51,182	27,152,255

	128,224,305	105,538,280	$136,544	$136,882	105,538,280

	December 31, 2019
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A	55,700,000	55,700,000	$55,700	$55,700	55,700,000

	55,700,000	55,700,000	$55,700	$55,700	55,700,000
The rights, preferences and privileges of the Company’s redeemable convertible preferred stock are as follows:
Par Value Per Share
The par value of all preferred stock is $0.001 per share.
Future Tranche Right Feature
The Company determined that the future tranche rights under the Series A and Series B preferred stock purchase agreements (the “future tranche rights”) did not meet the definition of freestanding financial instruments because, while separately exercisable, they were not legally detachable.
The future tranche rights were evaluated for any beneficial conversion features or embedded derivatives, including the conversion option, that could require bifurcation and receive separate accounting treatment. The Company determined that the embedded future tranche obligations did not require bifurcation for accounting purposes as they did not meet the definition of a derivative.
Voting Rights
The holders of the convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which each share of convertible preferred stock could be converted on the record date for the vote or consent of stockholders, except as otherwise required by law, and has voting rights and powers equal to the voting rights and powers of the holders of common stock voting as a single class.
Liquidation
In the event of any liquidation event, deemed liquidation event, dissolution or winding up of the Company, the holders of preferred stock then outstanding shall receive a distribution prior to any distribution to the common holders, an amount equal to the greater of a) original issue price per share plus any noncumulative dividends declared but unpaid, or b) the amount per share that would have been owed had all preferred shares been converted into Common Stock immediately prior to the liquidation event. In the event that assets are insufficient to pay the full amount, distribution will be on a pro rata basis. After payment of all preferential amounts required to be paid to the preferred stockholders, the remaining assets of the Company available for distribution to stockholders shall be distributed among the holders of common stock on a pro rata basis.
A deemed liquidation event is defined as either a merger or consolidation, or the sale, lease, transfer, exclusive license, or other disposition, in a single transaction or series of related transactions, of all or substantially all of the assets of the Company, unless the holders of a majority in voting power of the outstanding Preferred Stock elect otherwise by written notice sent to the Company at least ten days prior to the effective date of any such event.
Conversion
Each share of convertible preferred stock is convertible at the option of the holder into a specified number of shares of common stock based on a conversion ratio subject to adjustment under specified terms and conditions. The initial conversion price and conversion value of Series A convertible preferred stock is $1.00 per share. The initial conversion price and conversion value of Series B convertible preferred stock is $1.32 per share. The initial conversion price and conversion value of Series
B-1
convertible preferred stock is $1.89 per share. Certain terms exist to protect the conversion rights of the holders of the convertible preferred stock in the event of the issuance of additional shares of common stock or a merger or reorganization of the Company.
In the event of a firm commitment underwritten public offering of the Company’s common stock with aggregate proceeds of at least $60.0 million and the Company’s common stock is listed on Nasdaq, all shares of convertible preferred stock will automatically be converted into shares of common stock at the then effective conversion rate.
Redemption
On or after March 31, 2023, upon the vote or written consent of the holders of the Series A, Series B, and Series
B-1
preferred shares then outstanding, each preferred share shall be redeemed, to the extent permitted under law, for the price equal to the original issue price per share plus any noncumulative dividends declared but unpaid in three annual installments commencing no later than 60 days after receipt by the Company. Distributions shall be made out of sufficient funds legally available. Upon and after the date of redemption of preferred shares and payment in full by the Company for each redeemed preferred share, all rights of the holder of such shares, except the right to receive the redemption price without interest upon surrender of the certificates, would cease and terminate. All preferred shares acquired by the Company through redemption would be cancelled and eliminated from the pool of preferred shares authorized for the Company to issue.